Convertible Note Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Line of Credit and Convertible Note Payable [Abstract]
Convertible Note Payable

Note 6 – Convertible Note Payable

On December 2, 2015, the Company issued a convertible note to a third party lender totaling $100,000. The note accrues interest at 12% per annum and matures with interest and principal both due on December 1, 2016. In addition the Company issued a warrant to purchase 300,000 shares of Company Common Stock. The note and accrued interest are convertible at a conversion price of $0.35 per share subject to adjustment.

The warrant entitles the holder to purchase the Company’s Common Stock at a purchase price of $0.35 per share for a period of five years from the issue date.

On December 21, 2015, the notes were automatically converted into Series B preferred stock.

On March 17, 2016, the Company issued a convertible note to a third party lender totaling $200,000. The note accrues interest at 12% per annum and matures with interest and principal both due on April 21, 2016. In addition the Company issued a warrant to purchase 150,000 shares of Company Common Stock. The note and accrued interest are convertible at a conversion price as defined.

The warrant entitles the holder to purchase the Company’s Common Stock at a purchase price of $0.40 per share for a period of five years from the issue date.

On May 27, 2016, the notes and accrued interest were paid off in full satisfaction.

Note 7 – Convertible Note Payable

On December 2, 2015, the Company issued a convertible note to a third party lender totaling $200,000. The note accrues interest at 12% per annum and matures with interest and principal both due on December 1, 2016. In addition the Company issued a warrant to purchase 300,000 shares of Company Common Stock. The note and accrued interest are convertible at a conversion price of $0.35 per share subject to adjustment.

The warrant entitles the holder to purchase the Company’s Common Stock at a purchase price of $0.35 per share for a period of five years from the issue date.

On December 21, 2015, the notes were automatically converted into Series B preferred stock.